Expense Example - LVIP Dimensional International Equity Managed Volatility Fund	Standard Class 1 year	Standard Class 3 years	Standard Class 5 years	Standard Class 10 years	Service Class 1 year	Service Class 3 years	Service Class 5 years	Service Class 10 years
USD ($)	79	257	450	1,009	104	335	585	1,301